Capitalized Mortgage Servicing Rights (Tables) - MSRs	12 Months Ended
Dec. 31, 2017
Capitalized Mortgage Servicing Rights
Summary of capitalized MSR activity

        A summary of our capitalized MSR activity is as follows (in thousands):

	Year Ended December 31, 2017			Year Ended December 31, 2016
	Acquired	Originated	Total	Acquired	Originated	Total
Balance at beginning of period	$194,800	$32,943	$227,743	$—	$—	$—
Additions	1,199	86,700	87,899	221,647	33,597	255,244
Amortization	(37,470)	(9,732)	(47,202)	(21,052)	(653)	(21,705)
Write-downs and payoffs	(15,259)	(573)	(15,832)	(5,795)	(1)	(5,796)

Balance at end of period	$143,270	$109,338	$252,608	$194,800	$32,943	$227,743

Schedule of expected amortization of capitalized MSRs recorded

Actual amortization may vary from these estimates (in thousands).

Year	Amortization
2018	$46,814
2019	43,191
2020	37,462
2021	30,037
2022	23,944
Thereafter	71,160

Total	$252,608